Provisions for employees' benefits (Details) - COP ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Post-employment benefits
Post-employment benefits	$ 18,272,713	$ 12,965,239
Current	3,059,204	2,753,697
Non-current	15,213,509	10,211,542
Healthcare
Post-employment benefits
Post-employment benefits	11,234,939	8,140,648
Pension
Post-employment benefits
Post-employment benefits	4,013,542	2,073,562
Education
Post-employment benefits
Post-employment benefits	490,877	405,769
Bonds
Post-employment benefits
Post-employment benefits	424,199	399,114
Other plans
Post-employment benefits
Post-employment benefits	158,644	115,136
Termination benefits - Voluntary retirement plan
Post-employment benefits
Post-employment benefits	828,007	772,133
Post employment and termination benefits
Post-employment benefits
Post-employment benefits	17,150,208	11,906,362
Social benefits and salaries
Post-employment benefits
Post-employment benefits	1,109,363	970,598
Other Employment Benefits
Post-employment benefits
Post-employment benefits	$ 13,142	$ 88,279